Vanguard Institutional Short-Term Bond Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.9%)
U.S. Government Securities (6.0%)
	United States Treasury Note/Bond	1.375%	1/31/22	70,000	71,334
	United States Treasury Note/Bond	1.750%	7/15/22	35,000	36,127
	United States Treasury Note/Bond	1.500%	1/15/23	15,000	15,506
1	United States Treasury Note/Bond	0.125%	5/15/23	75,000	74,883
2	United States Treasury Note/Bond	0.250%	6/15/23	225,000	225,493
	United States Treasury Note/Bond	0.500%	4/30/27	26,000	26,033
	United States Treasury Note/Bond	0.625%	5/15/30	7,000	6,978
					456,354
Conventional Mortgage-Backed Securities (0.0%)
3,4	Freddie Mac Gold Pool	6.000%	4/1/28	5	6

Nonconventional Mortgage-Backed Securities (2.9%)
3,4	Fannie Mae REMICS	1.500%	12/25/41–11/25/42	25,801	26,200
3,4	Fannie Mae REMICS	1.650%	12/25/42	9,144	9,317
3,4	Fannie Mae REMICS	1.750%	6/25/41–4/25/44	12,665	12,813
3,4	Fannie Mae REMICS	2.000%	12/25/44	5,225	5,292
3,4	Fannie Mae REMICS	2.100%	4/25/43	3,792	3,868
3,4	Fannie Mae REMICS	2.125%	10/25/42	4,464	4,541
3,4	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	10,772	11,126
3,4	Fannie Mae REMICS	2.500%	9/25/46	4,573	4,796
3,4	Fannie Mae REMICS	3.000%	9/25/49	11,426	12,108
3,4	Fannie Mae REMICS	3.500%	12/25/45	3,053	3,276
3,4	Freddie Mac REMICS	1.500%	10/15/42	20,531	20,784
3,4	Freddie Mac REMICS	2.000%	7/15/42	3,866	3,987
3,4	Freddie Mac REMICS	2.250%	4/15/43–9/25/49	19,621	20,288
3,4	Freddie Mac REMICS	2.500%	10/25/49–12/25/49	5,116	5,403
3,4	Freddie Mac REMICS	2.750%	1/15/46–10/25/49	5,235	5,542
3,4	Freddie Mac REMICS	3.000%	10/25/48	6,333	6,736
3	Ginnie Mae REMICS	1.500%	10/20/45	43,321	43,777
3	Ginnie Mae REMICS	2.500%	11/20/47–9/20/49	7,886	8,471
3	Ginnie Mae REMICS	2.750%	9/20/45–5/20/46	13,077	13,509
3	Ginnie Mae REMICS	3.000%	3/20/41–12/20/47	2,660	2,787
					224,621
Total U.S. Government and Agency Obligations (Cost $670,392)					680,981
Asset-Backed/Commercial Mortgage-Backed Securities (45.3%)
3	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	7,700	7,813
3	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,490	1,522
3	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	5,520	5,826
3	Ally Auto Receivables Trust 2019-3	1.930%	5/15/24	11,670	11,933
3	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	1,890	1,963
3	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	29,540	30,163
3	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	26,580	27,201

3	American Express Credit Account Master
	Trust 2019-1	2.870%	10/15/24	11,940	12,438
3,5	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	3,145	3,203
3	AmeriCredit Automobile Receivables Trust
	2019-1	2.970%	11/20/23	8,800	8,984
3,5	ARI Fleet Lease Trust 2020-A	1.800%	8/15/28	2,800	2,833
3,5	Aventura Mall Trust 2018-AVM	4.249%	7/5/40	740	770
3,5	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	5,215	5,222
3,5	Avis Budget Rental Car Funding AESOP
	LLC 2019-1A	3.450%	3/20/23	7,620	7,586
3	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	290	307
3	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	160	179
3	BANK 2017 - BNK6	3.254%	7/15/60	440	482
3	BANK 2017 - BNK6	3.518%	7/15/60	420	471
3	BANK 2017 - BNK6	3.741%	7/15/60	30	33
3	BANK 2017 - BNK7	3.435%	9/15/60	280	313
3	BANK 2017 - BNK8	3.488%	11/15/50	1,120	1,260
3	BANK 2018 - BN10	3.641%	2/15/61	380	419
3	BANK 2018 - BN12	4.255%	5/15/61	250	295
3	BANK 2018 - BN14	4.185%	9/15/60	445	504
3	BANK 2018 - BN14	4.231%	9/15/60	250	295
3	BANK 2019 - BN17	3.623%	4/15/52	181	203
3	BANK 2019 - BN17	3.714%	4/15/52	576	668
3	BANK 2019 - BN19	3.183%	8/15/61	470	527
3	BANK 2019 - BN20	3.011%	9/15/62	100	111
3	Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	13,595	13,976
3	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	110	121
3	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	60	66
3	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	1,118	1,267
3	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	194	216
3	BMW Vehicle Owner Trust 2018-A	1.920%	1/25/24	23,060	23,609
3	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	11,280	11,536
3,6	Brazos Higher Education Authority Inc.
	Series 2005-3, 3M USD LIBOR + 0.200%	0.497%	6/25/26	1,084	1,077
3,6	Brazos Higher Education Authority Inc.
	Series 2011-1, 3M USD LIBOR + 0.800%	1.159%	2/25/30	1,825	1,774
3,5	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	4,920	5,007
3,5	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.270%	12/19/22	14,350	14,471
3,5	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.440%	8/21/23	6,380	6,612
3,5	Canadian Pacer Auto Receivables Trust A
	Series 2019	2.960%	6/19/24	1,900	1,979
3,5	Canadian Pacer Auto Receivables Trust A
	Series 2020	1.830%	7/19/24	10,040	10,233
3,5	Canadian Pacer Auto Receivables Trust A
	Series 2020	1.890%	3/19/25	2,150	2,183
3	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	33,410	34,291
3	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	5,380	5,656
3	Capital One Auto Receivables Trust 2019-2	1.920%	5/15/24	27,130	27,749
3	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	24,280	24,762
3	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	4,340	4,487

3	Capital One Multi-Asset Execution Trust
	2019-A1	2.840%	12/15/24	37,760	39,227
3	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	13,510	13,725
3	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	4,040	4,129
3	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	11,600	11,937
3	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	4,619	4,718
3	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	14,840	15,610
3	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	14,160	14,589
3	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	5,320	5,662
3	CarMax Auto Owner Trust 2019-3	2.180%	8/15/24	29,590	30,441
3	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	5,400	5,636
3	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	16,090	16,531
3	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	3,830	3,998
3	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	5,620	5,857
3	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	540	572
3	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	1,130	1,261
3	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	64	64
3,5	CFCRE Commercial Mortgage Trust 2011-
	C2	5.930%	12/15/47	2,072	2,162
3	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	472	509
3,5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	11,709	11,886
3,5	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	6,410	6,524
3,5	Chesapeake Funding II LLC 2019-2	1.950%	9/15/31	10,105	10,215
3,5	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	450	455
3	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	952	991
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	185	192
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	3,415	3,691
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	756	814
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	255	268
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	591	628
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	2,250	2,434
3	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	50	53
3	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	950	1,045
3	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	520	579
3	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	1,085	1,218
3	Citigroup Commercial Mortgage Trust 2018-
	C5	4.228%	6/10/51	230	269
3	Citigroup Commercial Mortgage Trust 2018-
	C6	4.343%	11/10/51	1,040	1,191
3	CNH Equipment Trust 2020-A	1.160%	6/16/25	8,220	8,293
3	CNH Equipment Trust 2020-A	1.510%	4/15/27	2,310	2,357
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	363	374
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	901	922

3,5	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	340	343
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	547	560
3	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	291	299
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	924	989
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	813	883
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	366	371
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	800	862
3	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	837	912
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	20	21
3	COMM 2013-CCRE9 Mortgage Trust	4.362%	7/10/45	800	858
3,5	COMM 2013-CCRE9 Mortgage Trust	4.386%	7/10/45	3,169	3,272
3,5	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	270	280
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	150	160
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	790	812
3,5	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	1,228	1,195
3	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	20	22
3	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	505	549
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	30	33
3	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	500	546
3	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	350	372
3	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	80	85
3	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,500	1,649
3	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	855	924
3	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	487	537
3	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	44	47
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	1,250	1,384
3	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	900	996
3	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	520	574
3,5	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	3,980	4,075
3	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	740	818
3,5,6DELAM 2018-1, 1M USD LIBOR + 0.700%		0.894%	11/19/25	16,440	16,417
3,5	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	10,610	10,830
3	Discover Card Execution Note Trust 2018-A5	3.320%	3/15/24	22,440	23,235
3	Discover Card Execution Note Trust 2019-A1	3.040%	7/15/24	31,810	33,109
3	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	35,000	36,163
3,5	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	6,621	6,673
3,5	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	11,830	11,956
3,5	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	11,100	11,416
3,5	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	13,970	14,249
3,5	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	10,190	10,620
3,5	DLL Securitization Trust Series 2019-MA2	2.340%	9/20/23	21,160	21,572
3,5	DLL Securitization Trust Series 2019-MT3	2.080%	2/21/23	14,100	14,299
3,5	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	8,000	8,178
3	Drive Auto Receivables Trust 2020-1	2.020%	11/15/23	5,790	5,863
3	Drive Auto Receivables Trust 2020-2	0.830%	5/15/24	5,980	5,995
3,5,6Edsouth Indenture No. 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	0.984%	10/25/56	475	452
3,5	Enterprise Fleet Financing LLC Series 2019-
	1	2.980%	10/20/24	3,272	3,322
3,5	Enterprise Fleet Financing LLC Series 2019-
	1	3.070%	10/20/24	6,160	6,416
3,5	Enterprise Fleet Financing LLC Series 2019-
	3	2.060%	5/20/25	9,070	9,210
3,5	Enterprise Fleet Financing LLC Series 2020-
	1	1.780%	12/22/25	29,760	30,188
3,5	Enterprise Fleet Financing LLC Series 2020-
	1	1.860%	12/22/25	4,500	4,568

3,4	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	12,984	14,305
3	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	13,390	13,496
3,5	Flagship Credit Auto Trust 2020-1	1.490%	7/15/24	7,282	7,325
3	Ford Credit Auto Lease Trust 2020-A	1.850%	3/15/23	14,850	15,094
3,5	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	21,710	21,951
3,5	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	56,550	58,140
3,5	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	24,640	25,353
3	Ford Credit Auto Owner Trust 2018-B	3.240%	4/15/23	10,870	11,125
3	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	14,050	14,908
3,5	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	23,090	24,425
3	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	34,570	35,572
3	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	18,140	19,104
3,5	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	3,580	3,644
3	Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	9,260	9,357
3	Ford Credit Auto Owner Trust 2020-A	1.350%	7/15/25	2,660	2,711
3	Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	48,800	48,882
3	Ford Credit Auto Owner Trust 2020-B	0.790%	11/15/25	27,200	27,286
3	Ford Credit Floorplan Master Owner Trust A
	2019-3	2.230%	9/15/24	30,170	30,570
3	Ford Credit Floorplan Master Owner Trust A
	Series 2018-1	2.950%	5/15/23	40,300	41,035
3	Ford Credit Floorplan Master Owner Trust A
	Series 2018-3	3.520%	10/15/23	67,840	69,917
3	Ford Credit Floorplan Master Owner Trust A
	Series 2019-1	2.840%	3/15/24	18,220	18,591
3	GM Financial Automobile Leasing Trust
	2019-3	2.030%	6/20/22	22,230	22,490
3	GM Financial Automobile Leasing Trust
	2020-1	1.670%	12/20/22	17,230	17,480
3	GM Financial Automobile Leasing Trust
	2020-1	1.700%	12/20/23	3,060	3,119
3	GM Financial Automobile Leasing Trust
	2020-2	0.800%	7/20/23	13,940	13,965
3	GM Financial Automobile Leasing Trust
	2020-2	1.010%	7/22/24	1,850	1,854
3,5	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	7,860	7,982
3	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	5,945	6,202
3	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	9,990	10,471
3	GM Financial Consumer Automobile 2018-4	3.210%	10/16/23	5,274	5,399
3	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	20,490	21,722
3	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	14,060	14,837
3	GM Financial Consumer Automobile 2019-2	2.650%	2/16/24	22,660	23,220
3	GM Financial Consumer Automobile 2019-2	2.710%	8/16/24	6,850	7,197
3	GM Financial Consumer Automobile 2019-3	2.180%	4/16/24	25,100	25,674
3	GM Financial Consumer Automobile 2019-4	1.750%	7/16/24	26,310	26,769
3	GM Financial Consumer Automobile 2019-4	1.760%	1/16/25	3,810	3,922
3	GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	15,880	16,250
3,5	GMF Floorplan Owner Revolving Trust 2019-
	1	2.700%	4/15/24	16,600	17,017
3,5	GMF Floorplan Owner Revolving Trust 2019-
	2	2.900%	4/15/26	18,400	18,896
3,5	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	30,290	32,173
3,5,6Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	0.809%	8/25/60	10,338	10,307
3,5	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	2,580	2,634

3,5	GreatAmerica Leasing Receivables Funding
	LLC Series 2019-1	3.210%	2/18/25	4,630	4,878
3,5	GreatAmerica Leasing Receivables Funding
	LLC Series 2020-1	1.760%	8/15/23	26,738	27,012
3,5	GreatAmerica Leasing Receivables Funding
	LLC Series 2020-1	1.850%	2/16/26	5,800	5,861
3,5	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	217	225
3	GS Mortgage Securities Trust 2013-GC13	4.187%	7/10/46	1,338	1,447
3	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,176	1,231
3	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	60	63
3	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	110	120
3	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	60	64
3	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	620	660
3	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,380	1,495
3	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5	5
3	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	1,170	1,279
3	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	580	621
3	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	250	293
3	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	140	155
3	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	500	551
3	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	34,660	35,356
3	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	3,600	3,740
3	Harley-Davidson Motorcycle Trust 2020-A	1.930%	4/15/27	3,640	3,761
3	Harley-Davidson Motorcycle Trust 2020-A	1.870%	10/15/24	11,330	11,592
3,5	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	7,048	6,982
3,5,6Holmes Master Issuer plc 2018-1, 3M USD
	LIBOR + 0.360%	1.579%	10/15/54	5,453	5,446
3,5,6Holmes Master Issuer plc 2018-2A, 3M USD
	LIBOR + 0.420%	1.639%	10/15/54	17,077	17,057
3	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	11,310	11,758
3	Honda Auto Receivables 2018-4 Owner
	Trust	2.520%	6/21/23	6,240	6,427
3	Honda Auto Receivables 2018-4 Owner
	Trust	2.540%	3/21/25	1,270	1,331
3	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	6,680	6,999
3	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	5,320	5,578
3	Honda Auto Receivables 2019-3 Owner
	Trust	1.780%	8/15/23	26,800	27,359
3	Honda Auto Receivables 2019-3 Owner
	Trust	1.850%	8/15/25	7,800	8,049
3	Honda Auto Receivables 2020-1 Owner
	Trust	1.610%	4/22/24	38,330	39,225
3	Honda Auto Receivables 2020-1 Owner
	Trust	1.630%	10/21/26	7,130	7,356
3	Honda Auto Receivables 2020-2 Owner
	Trust	0.820%	7/15/24	19,150	19,285
3	Honda Auto Receivables 2020-2 Owner
	Trust	1.090%	10/15/26	4,970	5,041
3,5	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	3,082	3,097
3,5	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	3,000	3,054
3,5	HPEFS Equipment Trust 2020-1A	1.760%	2/20/30	9,200	9,231
3,5	Hudson Yards 2019-30HY	3.228%	7/10/39	420	464
3,5	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	2,010	2,061

3,5	Hyundai Auto Lease Securitization Trust
	2019-B	2.040%	8/15/22	32,600	33,106
3,5	Hyundai Auto Lease Securitization Trust
	2020-A	1.950%	7/17/23	15,040	15,338
3	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	3,260	3,415
3	Hyundai Auto Receivables Trust 2019-B	1.940%	2/15/24	19,020	19,493
3	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	5,370	5,588
3	Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	16,330	16,671
3	Hyundai Auto Receivables Trust 2020-A	1.720%	6/15/26	10,777	11,182
3,5	Hyundai Floorplan Master Owner Trust
	Series 2019-1A	2.680%	4/15/24	36,000	36,828
3,5	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	2,036	2,109
3	John Deere Owner Trust 2018-B	2.910%	7/17/23	25,490	26,150
3	John Deere Owner Trust 2018-B	3.230%	6/16/25	16,800	17,412
3	John Deere Owner Trust 2018-B	3.000%	1/15/26	4,030	4,206
3	John Deere Owner Trust 2019-B	2.210%	12/15/23	15,670	16,014
3	John Deere Owner Trust 2019-B	2.320%	5/15/26	8,340	8,611
3,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	145	145
3,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	1,287	1,290
3,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.605%	8/15/46	867	896
3,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	4,957	4,991
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	299	307
3,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	1,627	1,636
3,5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,074	1,075
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	657	701
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	243	253
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	264	282
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,250	1,352
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	800	829
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	3.461%	7/15/47	278	288
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	900	962
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	310	345
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP7	3.454%	9/15/50	340	379
3	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	2,043	2,161
3	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.175%	7/15/45	1,835	1,915
3	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	169	175
3	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	277	297

3	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	161	168
3	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	2,947	3,207
3	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	1,460	1,584
3	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	700	739
3	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	120	130
3	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	233	245
3	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	500	542
3	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	40	44
3	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	220	243
3	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	80	87
3	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	230	270
3,5	Kubota Credit Owner Trust 2018-1	3.210%	1/15/25	1,315	1,369
3,5	Kubota Credit Owner Trust 2020-1	1.960%	3/15/24	8,390	8,553
3,5,6Lanark Master Issuer plc 2018-1A, 3M USD
	LIBOR + 0.420%	0.778%	12/22/69	2,705	2,698
3,6	Lanark Master Issuer plc 2018-2A, 3M USD
	LIBOR + 0.420%	0.778%	12/22/69	9,010	8,930
3,5	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	1,300	1,314
3,5	Master Credit Card Trust II 20-1A A	1.990%	9/21/24	5,680	5,855
3	Mercedes-Benz Auto Lease Trust 2019-A	2.000%	10/17/22	7,240	7,350
3	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	19,340	19,640
3	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	7,460	7,621
3	Mercedes-Benz Auto Receivables Trust
	2018-1	3.150%	10/15/24	18,320	19,099
3	Mercedes-Benz Auto Receivables Trust
	2019-1	2.040%	1/15/26	9,370	9,727
3	Mercedes-Benz Auto Receivables Trust
	2020-1	0.550%	2/18/25	21,610	21,618
3	Mercedes-Benz Auto Receivables Trust
	2020-1	0.770%	10/15/26	4,950	4,960
3,5	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	25,720	26,305
3,5	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	737	752
3,5	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	8,390	8,633
3,5	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	10,320	10,486
3,5	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	5,160	5,412
3,5	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	9,390	9,850
3,5	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	3,550	3,866
3,5	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	4,320	4,692
3,5	MMAF Equipment Finance LLC 2020-A	0.740%	4/9/24	9,560	9,573
3,5	MMAF Equipment Finance LLC 2020-A	0.970%	4/9/27	20,500	20,644
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	879	906
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	694	716
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	376	386

3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.218%	7/15/46	3,023	3,240
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	1,023	1,095
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.298%	8/15/46	70	75
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	185	192
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	70	75
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	150	162
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	250	268
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	250	268
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	1,452	1,552
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	1,065	1,158
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	300	327
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	465	494
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	20	22
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	181	188
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	20	22
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	231	240
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	90	96
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	230	247
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	1,450	1,589
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	500	551
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	900	983
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	900	1,007
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	460	514
3,5	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	1,344	1,344
3	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,000	2,210
3	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	150	162
3	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	600	641
3	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	900	995
3	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	180	196
3	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	222	250
3	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	170	194
3,5,6Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	0.714%	9/25/24	975	975

3,5,6Navient Student Loan Trust 2016-2, 1M USD
	LIBOR + 1.050%	1.235%	6/25/65	2,678	2,679
3,5,6Navient Student Loan Trust 2016-3, 1M USD
	LIBOR + 0.850%	1.034%	6/25/65	904	904
3,5,6Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	0.934%	3/25/66	23,104	23,028
3,5,6Navient Student Loan Trust 2017-1, 1M USD
	LIBOR + 0.750%	0.934%	7/26/66	5,729	5,720
3	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	5,000	5,117
3	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	19,800	20,125
3	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	32,320	33,019
3	Nissan Auto Receivables 2019-A Owner
	Trust	3.160%	12/16/24	12,310	12,947
3	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	6,410	6,784
3	Nissan Auto Receivables 2019-B Owner
	Trust	2.500%	11/15/23	6,420	6,607
3	Nissan Auto Receivables 2019-B Owner
	Trust	2.540%	12/15/25	1,250	1,315
3	Nissan Auto Receivables 2020-A Owner
	Trust	1.380%	12/16/24	23,470	23,921
3	Nissan Auto Receivables 2020-A Owner
	Trust	1.700%	5/17/27	7,760	8,031
3	Nissan Auto Receivables 2020-B Owner
	Trust	0.550%	7/15/24	35,840	35,860
3	Nissan Auto Receivables 2020-B Owner
	Trust	0.710%	1/15/27	5,030	5,036
3,5	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	510	323
3,5,6Pepper Residential Securities Trust 2018-A,
	1M USD LIBOR + 0.950%	1.141%	3/12/47	1	1
3,5,6Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	1.075%	1/16/60	1,067	1,061
3,5,6Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 1.000%	1.190%	6/20/60	6,918	6,863
3,5,6Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	1.144%	8/18/60	3,147	3,132
3,5,6Permanent Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.380%	1.599%	7/15/58	6,920	6,917
3,5	PFS Financing Corp. 2017-B	2.220%	7/15/22	1,020	1,020
3,5	PFS Financing Corp. 2017-D	2.400%	10/17/22	1,500	1,506
3,5	PFS Financing Corp. 2018-D	3.190%	4/17/23	640	650
3,5	PFS Financing Corp. 2020-A	1.270%	6/16/25	9,500	9,524
§,3,5PFS Financing Corp. 2020-B		1.210%	6/17/24	5,700	5,699
3,5,6PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	1.135%	11/25/65	9,632	9,291
3,5	Progress Residential 2018-SFR1 Trust	2.768%	8/17/34	100	101
3,5	Progress Residential 2020-SFR2 Trust	2.078%	6/18/37	970	997
3	Public Service New Hampshire Funding LLC
	2018-1	3.094%	2/1/26	4,497	4,619
3,5,6Resimac Premier Series 2017-1A, 1M USD
	LIBOR + 0.950%	1.138%	9/11/48	1,408	1,405
3,5,6Resimac Premier Series 2018-1A, 1M USD
	LIBOR + 0.800%	0.977%	11/10/49	1,082	1,079
3,5,6Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	1.024%	12/5/59	1,259	1,254

3,5,6Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	1.027%	4/10/50	2,994	2,976
3,5	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	20,730	21,167
3,5	Santander Retail Auto Lease Trust 2020-A	1.690%	1/20/23	7,725	7,798
3,5	Santander Retail Auto Lease Trust 2020-A	1.740%	7/20/23	17,510	17,768
3,5	Santander Retail Auto Lease Trust 2020-A	1.760%	3/20/24	5,110	5,200
3,5	SCART 2020-AA A	1.370%	10/15/24	15,386	15,476
3,5	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	4,030	4,132
3,5	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	3,820	3,942
3	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	1,800	1,803
3,5	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	304	309
3,5,6SMB Private Education Loan Trust 2016-B,
	1M USD LIBOR + 1.450%	1.635%	2/17/32	250	250
3,5,6SMB Private Education Loan Trust 2016-C,
	1M USD LIBOR + 1.100%	1.285%	9/15/34	417	414
3,5,6SMB Private Education Loan Trust 2017-A,
	1M USD LIBOR + 0.900%	1.085%	9/15/34	2,142	2,119
3,5	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	598	617
3,5	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	2,292	2,397
3,5	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	1,246	1,279
3,5	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	2,479	2,578
3,5	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	2,192	2,215
3,5,6SoFi Professional Loan Program 2017-A
	LLC, 1M USD LIBOR + 0.700%	0.884%	3/26/40	809	803
3,5	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	557	565
3,5	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	433	442
3,5	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	350	356
3,5	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	552	564
3,5	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	59	59
3,5	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	230	235
3,5	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	1,600	1,652
3,5	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	2,890	2,986
3,5	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	2,000	2,108
3	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	28,800	29,655
3	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	28,350	29,160
3	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	210	212
3	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	13,560	14,034
3,5	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	106
3,5	Toyota Auto Loan Extended Note Trust
	2020-1	1.350%	5/25/33	13,400	13,600
3	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	840	854
3	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	480	493
3	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	12,870	13,482
3	Toyota Auto Receivables 2018-C Owner
	Trust	3.130%	2/15/24	20,140	21,181
3	Toyota Auto Receivables 2019-A Owner
	Trust	2.910%	7/17/23	50,390	51,876

3	Toyota Auto Receivables 2019-A Owner
	Trust	3.000%	5/15/24	4,280	4,554
3	Toyota Auto Receivables 2019-C Owner
	Trust	1.910%	9/15/23	32,870	33,567
3	Toyota Auto Receivables 2019-D Owner
	Trust	1.990%	2/18/25	2,460	2,559
3	Toyota Auto Receivables 2020-A Owner
	Trust	1.680%	5/15/25	8,300	8,536
3	Toyota Auto Receivables 2020-B Owner
	Trust	1.360%	8/15/24	12,840	13,072
3	Toyota Auto Receivables 2020-B Owner
	Trust	1.660%	9/15/25	5,220	5,404
3,5	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	4,650	4,699
3	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	247	254
3	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	495	560
3	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	214	235
3,5	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	2,364	2,451
3	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	521	537
3	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	100	104
3	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	60	61
3	USAA Auto Owner Trust 2019-1	2.160%	7/17/23	9,440	9,577
3	Verizon Owner Trust 2019-A	2.930%	9/20/23	13,810	14,214
3	Verizon Owner Trust 2019-A	1.940%	4/22/24	30,230	31,013
3	Verizon Owner Trust 2019-B	2.330%	12/20/23	41,004	42,175
3	Verizon Owner Trust 2020-A	1.850%	7/22/24	59,390	60,854
3,5	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,236	2,300
3	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.150%	7/22/24	12,200	12,665
3	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.250%	4/20/23	9,670	9,897
3	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.330%	2/20/25	11,540	12,122
3	Volkswagen Auto Loan Enhanced Trust
	2020-1	0.980%	11/20/24	27,300	27,603
3	Volkswagen Auto Loan Enhanced Trust
	2020-1	1.260%	8/20/26	4,010	4,100
3	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	472	487
3	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	434	446
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	220	229
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	800	861
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.411%	7/15/46	350	371
3	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.548%	8/15/50	86	92
3	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	20	21
3	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	10	11
3	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	68	73

3	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	1,250	1,354
3	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	700	769
3	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	1,771	1,960
3	Wells Fargo Commercial Mortgage Trust
	2016-BNK1	2.652%	8/15/49	280	297
3	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	900	994
3	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	360	397
3	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	520	582
3	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	190	207
3	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	1,160	1,304
3	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	1,430	1,598
3	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	246	275
3	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	235	274
3	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	3,410	3,910
3	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	280	320
3	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	230	262
3	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	250	281
3,5	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	586	595
3	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	597	612
3	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	752	776
3	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	385	395
3	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	1,152	1,181
3	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	567	578
3	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	251	259
3	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	526	563
3	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	150	156
3	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	252	260
3	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	1,042	1,127
3	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	960	1,030

3	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	110	121
3	WFRBS Commercial Mortgage Trust 2014-
	C23	3.650%	10/15/57	761	813
3	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	1,038	1,127
3	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	60	64
3	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	500	538
3	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	14,460	14,957
3	World Omni Auto Receivables Trust 2018-D	3.330%	4/15/24	47,300	48,789
3	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	5,870	6,262
3	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	6,420	6,824
3	World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	28,930	28,971
3	World Omni Auto Receivables Trust 2020-B	0.820%	1/15/26	7,420	7,445
3	World Omni Automobile Lease Securitization
	Trust 2019-B	2.030%	11/15/22	22,200	22,615
3	World Omni Automobile Lease Securitization
	Trust 2020-A	1.790%	6/16/25	17,600	17,897
3,5	World Omni Select Auto Trust A Series
	2018-1 A3	3.460%	3/15/23	7,962	8,039
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,393,297)					3,475,190
Corporate Bonds (35.9%)
Finance (24.4%)
	Banking (23.1%)
5	ABN AMRO Bank NV	3.400%	8/27/21	7,500	7,744
	American Express Co.	3.700%	11/5/21	15,550	16,172
	American Express Co.	2.750%	5/20/22	8,000	8,299
	American Express Credit Corp.	2.250%	5/5/21	10,459	10,598
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	2,000	2,075
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	4,215	4,428
	Banco Santander SA	2.706%	6/27/24	10,000	10,496
3	Bank of America Corp.	2.369%	7/21/21	55,351	55,349
3	Bank of America Corp.	2.328%	10/1/21	4,660	4,679
3	Bank of America Corp.	2.738%	1/23/22	76,800	77,570
3	Bank of America Corp.	3.499%	5/17/22	17,705	18,125
	Bank of America Corp.	3.300%	1/11/23	11,290	12,024
3	Bank of America Corp.	3.124%	1/20/23	8,132	8,422
3	Bank of America Corp.	3.004%	12/20/23	15,520	16,273
3	Bank of America Corp.	3.550%	3/5/24	5,000	5,324
	Bank of Montreal	2.900%	3/26/22	15,000	15,622
	Bank of Montreal	3.300%	2/5/24	8,790	9,539
	Bank of New York Mellon Corp.	2.600%	2/7/22	18,100	18,687
	Bank of New York Mellon Corp.	1.950%	8/23/22	1,500	1,545
	Bank of New York Mellon Corp.	1.850%	1/27/23	2,800	2,891
	Bank of New York Mellon Corp.	2.950%	1/29/23	6,000	6,382
3	Bank of New York Mellon Corp.	2.661%	5/16/23	14,959	15,537
	Bank of New York Mellon Corp.	2.100%	10/24/24	160	168
	Bank of Nova Scotia	2.000%	11/15/22	10,550	10,863
	Bank of Nova Scotia	1.950%	2/1/23	12,275	12,643
	Bank of Nova Scotia	1.625%	5/1/23	15,000	15,339
5	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	15,453	16,069
5	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	5,345	5,512
5	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	4,000	4,325
	Barclays Bank plc	1.700%	5/12/22	3,000	3,044
	BPCE SA	2.750%	12/2/21	2,400	2,475

3	Canadian Imperial Bank of Commerce	2.606%	7/22/23	6,050	6,254
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	10,000	10,884
	Citibank NA	2.850%	2/12/21	31,060	31,463
3	Citibank NA	3.165%	2/19/22	11,379	11,562
3	Citibank NA	2.844%	5/20/22	9,450	9,642
	Citigroup Inc.	4.500%	1/14/22	2,400	2,538
3	Citigroup Inc.	2.312%	11/4/22	5,620	5,732
	Citigroup Inc.	3.875%	10/25/23	4,500	4,943
5	Commonwealth Bank of Australia	2.000%	9/6/21	25,776	26,227
5	Commonwealth Bank of Australia	2.750%	3/10/22	9,760	10,124
5	Commonwealth Bank of Australia	3.450%	3/16/23	2,457	2,638
5	Commonwealth Bank of Australia	3.350%	6/4/24	5,000	5,471
	Cooperatieve Rabobank UA	3.875%	2/8/22	13,745	14,503
	Cooperatieve Rabobank UA	2.750%	1/10/23	22,445	23,706
	Credit Suisse AG	3.000%	10/29/21	1,160	1,199
	Credit Suisse AG	2.100%	11/12/21	29,675	30,266
	Credit Suisse AG	2.800%	4/8/22	12,853	13,334
	Credit Suisse AG	1.000%	5/5/23	3,780	3,804
5	Danske Bank A/S	2.000%	9/8/21	850	862
5	DNB Bank ASA	2.150%	12/2/22	15,000	15,516
	Fifth Third Bank	2.875%	10/1/21	1,450	1,490
	Fifth Third Bank	1.800%	1/30/23	2,000	2,055
3	First Republic Bank	1.912%	2/12/24	15,840	16,192
	Goldman Sachs Group Inc.	2.600%	12/27/20	3,555	3,591
	Goldman Sachs Group Inc.	2.875%	2/25/21	8,856	8,978
	Goldman Sachs Group Inc.	3.000%	4/26/22	3,000	3,042
3	Goldman Sachs Group Inc.	2.876%	10/31/22	5,000	5,125
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,500	1,645
	HSBC Holdings plc	2.650%	1/5/22	42,950	44,278
3	HSBC Holdings plc	3.262%	3/13/23	18,218	18,851
3	HSBC Holdings plc	3.033%	11/22/23	14,170	14,755
	Huntington National Bank	2.500%	8/7/22	5,000	5,201
	JPMorgan Chase & Co.	2.295%	8/15/21	4,800	4,810
	JPMorgan Chase & Co.	4.500%	1/24/22	24,900	26,442
3	JPMorgan Chase & Co.	3.514%	6/18/22	18,353	18,858
	JPMorgan Chase & Co.	3.250%	9/23/22	18,715	19,813
	JPMorgan Chase & Co.	2.972%	1/15/23	13,925	14,395
	JPMorgan Chase & Co.	3.200%	1/25/23	1,895	2,011
3	JPMorgan Chase & Co.	3.207%	4/1/23	10,000	10,388
3	JPMorgan Chase & Co.	2.776%	4/25/23	15,045	15,575
3	JPMorgan Chase & Co.	3.559%	4/23/24	2,595	2,773
3	JPMorgan Chase & Co.	1.514%	6/1/24	5,000	5,068
3	JPMorgan Chase & Co.	3.797%	7/23/24	2,660	2,884
3	JPMorgan Chase & Co.	4.023%	12/5/24	3,163	3,475
3	JPMorgan Chase & Co.	3.220%	3/1/25	20,000	21,474
	KeyBank NA	2.300%	9/14/22	3,000	3,112
	Lloyds Banking Group plc	3.000%	1/11/22	3,020	3,114
3	Lloyds Banking Group plc	2.907%	11/7/23	10,010	10,385
3,5	Macquarie Group Ltd.	3.189%	11/28/23	4,602	4,800
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	2,440	2,523
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	2,500	2,575
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,066	1,085
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	12,400	12,916
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	15,615	16,205
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	9,750	10,127
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	5,750	6,238
5	Mizuho Bank Ltd.	2.950%	10/17/22	940	982

	Mizuho Financial Group Inc.	2.953%	2/28/22	10,060	10,454
3	Mizuho Financial Group Inc.	2.721%	7/16/23	10,000	10,338
	Morgan Stanley	2.500%	4/21/21	14,738	14,978
	Morgan Stanley	2.625%	11/17/21	14,452	14,850
	Morgan Stanley	2.750%	5/19/22	23,235	24,134
	Morgan Stanley	3.125%	1/23/23	1,135	1,203
	Morgan Stanley	3.750%	2/25/23	5,575	6,014
5	MUFG Bank Ltd.	2.850%	9/8/21	3,990	4,094
	MUFG Union Bank NA	3.150%	4/1/22	15,875	16,550
	MUFG Union Bank NA	2.100%	12/9/22	4,000	4,109
	National Australia Bank Ltd.	1.875%	7/12/21	15,000	15,205
	National Australia Bank Ltd.	1.875%	12/13/22	3,000	3,091
5	National Bank of Canada	2.150%	10/7/22	7,250	7,424
	National Bank of Canada	2.100%	2/1/23	6,670	6,833
5	Nationwide Building Society	2.000%	1/27/23	4,625	4,763
5	Nordea Bank Abp	1.000%	6/9/23	12,270	12,357
	PNC Bank NA	2.550%	12/9/21	1,120	1,149
	PNC Bank NA	2.625%	2/17/22	850	876
3	PNC Bank NA	2.232%	7/22/22	8,444	8,569
	PNC Bank NA	2.700%	11/1/22	8,313	8,686
3	PNC Bank NA	2.028%	12/9/22	5,000	5,098
	PNC Bank NA	2.950%	1/30/23	10,000	10,524
3	PNC Bank NA	1.743%	2/24/23	14,250	14,478
	PNC Bank NA	3.500%	6/8/23	6,165	6,672
	PNC Bank NA	3.300%	10/30/24	265	291
	PNC Financial Services Group Inc.	3.500%	1/23/24	2,070	2,256
	Royal Bank of Canada	2.750%	2/1/22	8,400	8,704
	Royal Bank of Canada	2.800%	4/29/22	12,800	13,325
	Royal Bank of Canada	1.600%	4/17/23	4,200	4,305
	Santander UK plc	3.400%	6/1/21	24,000	24,630
	Santander UK plc	2.100%	1/13/23	8,000	8,260
5	Skandinaviska Enskilda Banken AB	2.200%	12/12/22	1,880	1,947
	State Street Corp.	4.375%	3/7/21	3,200	3,288
3,5	State Street Corp.	2.825%	3/30/23	5,330	5,533
3	State Street Corp.	2.653%	5/15/23	10,475	10,854
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,950	1,995
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	1,220	1,269
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	2,460	2,568
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	6,450	6,815
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	9,614	10,412
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,080	2,278
	Svenska Handelsbanken AB	2.450%	3/30/21	800	811
	Svenska Handelsbanken AB	1.875%	9/7/21	4,305	4,370
5	Svenska Handelsbanken AB	0.625%	6/20/23	6,000	5,993
	Svenska Handelsbanken AB	3.900%	11/20/23	1,500	1,659
5	Swedbank AB	2.800%	3/14/22	6,000	6,201
5	Swedbank AB	1.300%	6/2/23	13,335	13,494
	Toronto-Dominion Bank	1.900%	12/1/22	6,600	6,809
	Toronto-Dominion Bank	0.750%	6/12/23	11,280	11,314
	Toronto-Dominion Bank	3.500%	7/19/23	15,085	16,456
	Toronto-Dominion Bank	2.650%	6/12/24	1,225	1,309
	Truist Bank	2.625%	1/15/22	4,000	4,125
	Truist Bank	2.800%	5/17/22	21,000	21,865
	Truist Bank	2.450%	8/1/22	7,040	7,294
3	Truist Bank	3.502%	8/2/22	2,850	2,933
	Truist Bank	3.000%	2/2/23	3,000	3,172
	Truist Bank	3.200%	4/1/24	5,000	5,421

Truist Bank	1.500%	3/10/25	440	450
Truist Financial Corp.	2.700%	1/27/22	8,926	9,205
Truist Financial Corp.	3.050%	6/20/22	19,558	20,466
Truist Financial Corp.	2.200%	3/16/23	1,520	1,577
Truist Financial Corp.	2.500%	8/1/24	3,105	3,300
5 UBS AG	1.750%	4/21/22	5,250	5,349
5 UBS Group Funding Jersey Ltd.	3.000%	4/15/21	6,579	6,706
5 UBS Group Funding Switzerland AG	3.491%	5/23/23	3,400	3,553
US Bancorp	2.625%	1/24/22	17,202	17,760
US Bancorp	2.950%	7/15/22	4,800	5,034
US Bancorp	2.400%	7/30/24	10,000	10,625
US Bank NA	1.800%	1/21/22	10,000	10,200
US Bank NA	2.650%	5/23/22	19,895	20,716
US Bank NA	1.950%	1/9/23	13,270	13,760
US Bank NA	2.850%	1/23/23	392	414
Wells Fargo & Co.	2.625%	7/22/22	22,500	23,426
Wells Fargo & Co.	3.069%	1/24/23	6,730	6,971
Wells Fargo & Co.	3.750%	1/24/24	11,800	12,889
3 Wells Fargo & Co.	1.654%	6/2/24	4,270	4,329
Wells Fargo & Co.	3.550%	9/29/25	3,788	4,226
3 Wells Fargo Bank NA	3.325%	7/23/21	75,725	75,954
Wells Fargo Bank NA	3.625%	10/22/21	17,900	18,594
3 Wells Fargo Bank NA	2.082%	9/9/22	14,500	14,715
Wells Fargo Bank NA	3.550%	8/14/23	14,525	15,703
Westpac Banking Corp.	2.000%	8/19/21	5,000	5,094
Westpac Banking Corp.	2.500%	6/28/22	5,037	5,233
Westpac Banking Corp.	2.750%	1/11/23	20,725	21,839
Westpac Banking Corp.	2.000%	1/13/23	5,700	5,876
Westpac Banking Corp.	3.650%	5/15/23	11,500	12,478
Westpac Banking Corp.	3.300%	2/26/24	5,000	5,439

Brokerage (0.2%)
Ameriprise Financial Inc.	3.000%	3/22/22	2,000	2,080
CME Group Inc.	3.000%	9/15/22	2,000	2,110
Intercontinental Exchange Inc.	2.350%	9/15/22	7,868	8,163

Finance Companies (0.0%)
5 USAA Capital Corp.	1.500%	5/1/23	500	513

Insurance (0.7%)
5 AIG Global Funding	2.700%	12/15/21	2,570	2,647
5 AIG Global Funding	0.800%	7/7/23	4,210	4,211
Chubb INA Holdings Inc.	2.875%	11/3/22	5,910	6,205
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	2,421	2,575
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	1,500	1,648
5 MassMutual Global Funding II	0.850%	6/9/23	10,000	10,036
5 Metropolitan Life Global Funding I	0.900%	6/8/23	3,720	3,728
5 Reliance Standard Life Global Funding II	2.150%	1/21/23	2,000	2,044
UnitedHealth Group Inc.	2.375%	10/15/22	14,887	15,499
UnitedHealth Group Inc.	2.875%	3/15/23	5,646	5,988
UnitedHealth Group Inc.	3.500%	2/15/24	2,350	2,579

Real Estate Investment Trusts (0.4%)
Prologis LP	4.250%	8/15/23	4,000	4,426
Public Storage	2.370%	9/15/22	3,120	3,233
Realty Income Corp.	3.250%	10/15/22	14,800	15,502
Simon Property Group LP	2.500%	7/15/21	2,285	2,309

Simon Property Group LP	2.350%	1/30/22	3,000	3,055
Simon Property Group LP	2.625%	6/15/22	470	483
				1,871,438
Industrial (10.7%)
Basic Industry (0.4%)
5 Air Liquide Finance SA	1.750%	9/27/21	16,865	17,075
Air Products & Chemicals Inc.	2.750%	2/3/23	8	8
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	1,045	1,083
Praxair Inc.	3.000%	9/1/21	8,300	8,534

Capital Goods (0.7%)
3M Co.	2.750%	3/1/22	2,595	2,693
3M Co.	1.750%	2/14/23	4,425	4,573
3M Co.	2.250%	3/15/23	3,289	3,434
Caterpillar Financial Services Corp.	1.700%	8/9/21	800	811
Caterpillar Financial Services Corp.	1.931%	10/1/21	1,130	1,150
Caterpillar Financial Services Corp.	2.400%	6/6/22	1,016	1,052
Caterpillar Financial Services Corp.	1.900%	9/6/22	9,130	9,392
Caterpillar Financial Services Corp.	1.950%	11/18/22	5,408	5,585
General Dynamics Corp.	2.250%	11/15/22	2,125	2,209
General Dynamics Corp.	1.875%	8/15/23	1,679	1,745
Honeywell International Inc.	2.150%	8/8/22	515	533
John Deere Capital Corp.	1.950%	6/13/22	2,760	2,835
John Deere Capital Corp.	1.200%	4/6/23	1,350	1,373
Lockheed Martin Corp.	3.350%	9/15/21	889	920
Precision Castparts Corp.	2.500%	1/15/23	7,300	7,640
5 Raytheon Technologies Corp.	2.800%	3/15/22	4,433	4,570
5 Raytheon Technologies Corp.	2.500%	12/15/22	3,360	3,478
5 Raytheon Technologies Corp.	3.200%	3/15/24	1,550	1,666

Communication (0.2%)
Comcast Corp.	2.750%	3/1/23	2,595	2,740
5 Sky plc	3.125%	11/26/22	9,480	10,022
Walt Disney Co.	2.450%	3/4/22	2,861	2,951
Walt Disney Co.	2.350%	12/1/22	1,860	1,942

Consumer Cyclical (2.8%)
Amazon.com Inc.	2.400%	2/22/23	4,973	5,225
American Honda Finance Corp.	1.650%	7/12/21	1,950	1,972
American Honda Finance Corp.	1.950%	5/20/22	25,000	25,543
American Honda Finance Corp.	1.950%	5/10/23	30,000	30,997
Home Depot Inc.	2.625%	6/1/22	20,000	20,875
Home Depot Inc.	3.750%	2/15/24	7,600	8,417
Target Corp.	2.250%	4/15/25	4,975	5,326
Toyota Motor Corp.	3.183%	7/20/21	60,000	61,615
Toyota Motor Credit Corp.	3.300%	1/12/22	1,250	1,300
Toyota Motor Credit Corp.	2.900%	3/30/23	20,700	21,925
Walmart Inc.	2.350%	12/15/22	7,000	7,329
Walmart Inc.	3.400%	6/26/23	10,000	10,866
Walmart Inc.	2.850%	7/8/24	10,000	10,847

Consumer Noncyclical (3.4%)
5 Bristol-Myers Squibb Co.	2.600%	5/16/22	46,521	48,333
5 Bristol-Myers Squibb Co.	2.750%	2/15/23	5,000	5,268
5 Bristol-Myers Squibb Co.	3.625%	5/15/24	9,458	10,336
5 Bristol-Myers Squibb Co.	2.900%	7/26/24	9,106	9,850
Coca-Cola Co.	1.550%	9/1/21	600	608

Colgate-Palmolive Co.	2.100%	5/1/23	4,000	4,186
Gilead Sciences Inc.	2.500%	9/1/23	6,500	6,874
GlaxoSmithKline Capital plc	2.875%	6/1/22	75,575	78,925
GlaxoSmithKline Capital plc	3.000%	6/1/24	7,000	7,567
Hershey Co.	2.050%	11/15/24	1,000	1,054
Kimberly-Clark Corp.	2.400%	3/1/22	4,568	4,699
Medtronic Inc.	3.150%	3/15/22	13,742	14,360
5 Nestle Holdings Inc.	3.350%	9/24/23	15,000	16,251
PepsiCo Inc.	0.750%	5/1/23	10,000	10,090
PepsiCo Inc.	2.250%	3/19/25	10,000	10,688
Pfizer Inc.	3.400%	5/15/24	3,000	3,323
Philip Morris International Inc.	1.125%	5/1/23	5,000	5,073
Philip Morris International Inc.	2.875%	5/1/24	2,000	2,146
SSM Health Care Corp.	3.688%	6/1/23	6,485	6,956
Unilever Capital Corp.	1.375%	7/28/21	10,000	10,109
Unilever Capital Corp.	2.600%	5/5/24	3,060	3,266

Energy (1.7%)
BP Capital Markets America Inc.	3.245%	5/6/22	11,135	11,674
Chevron Corp.	2.411%	3/3/22	13,980	14,382
Chevron Corp.	1.141%	5/11/23	5,320	5,408
Exxon Mobil Corp.	1.902%	8/16/22	5,000	5,143
Exxon Mobil Corp.	1.571%	4/15/23	36,990	37,882
Shell International Finance BV	1.750%	9/12/21	11,925	12,088
Shell International Finance BV	2.250%	1/6/23	15,000	15,574
Total Capital International SA	2.218%	7/12/21	10,000	10,167
Total Capital International SA	2.875%	2/17/22	17,325	17,953

Technology (1.5%)
Adobe Inc.	1.700%	2/1/23	3,155	3,268
Apple Inc.	2.300%	5/11/22	2,000	2,068
Apple Inc.	1.700%	9/11/22	8,000	8,242
Apple Inc.	2.850%	2/23/23	3,630	3,855
Apple Inc.	0.750%	5/11/23	2,125	2,146
IBM Credit LLC	2.200%	9/8/22	575	595
International Business Machines Corp.	2.500%	1/27/22	5,000	5,161
International Business Machines Corp.	2.850%	5/13/22	26,235	27,440
International Business Machines Corp.	3.375%	8/1/23	730	791
Intuit Inc.	0.650%	7/15/23	2,590	2,595
Oracle Corp.	2.500%	10/15/22	10,000	10,453
QUALCOMM Inc.	3.000%	5/20/22	25,000	26,123
Texas Instruments Inc.	1.850%	5/15/22	20,000	20,505

Transportation (0.0%)
Burlington Northern Santa Fe LLC	3.850%	9/1/23	655	717
Burlington Northern Santa Fe LLC	3.750%	4/1/24	855	944
				817,387
Utilities (0.8%)
Electric (0.8%)
Berkshire Hathaway Energy Co.	2.375%	1/15/21	3,325	3,362
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,000	2,026
Consumers Energy Co.	2.850%	5/15/22	2,475	2,568
Duke Energy Carolinas LLC	3.350%	5/15/22	25,000	26,153
Duke Energy Carolinas LLC	2.500%	3/15/23	5,200	5,446
National Rural Utilities Cooperative Finance
Corp.	1.750%	1/21/22	4,505	4,602

	National Rural Utilities Cooperative Finance
	Corp.	3.050%	2/15/22	2,023	2,088
	National Rural Utilities Cooperative Finance
	Corp.	2.400%	4/25/22	2,000	2,062
	Northern States Power Co.	2.600%	5/15/23	5,391	5,640
	NSTAR Electric Co.	3.500%	9/15/21	830	852
	NSTAR Electric Co.	2.375%	10/15/22	1,440	1,490
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	385	407
	PECO Energy Co.	1.700%	9/15/21	2,705	2,745
	PECO Energy Co.	2.375%	9/15/22	820	846
					60,287
Total Corporate Bonds (Cost $2,684,097)					2,749,112
Sovereign Bonds (9.1%)
	Abu Dhabi National Energy Co PJSC	3.625%	1/12/23	2,000	2,097
5	Avi Funding Co. Ltd.	2.850%	9/16/20	7,700	7,729
5	Bermuda	4.138%	1/3/23	7,000	7,385
	Bermuda	4.138%	1/3/23	7,800	8,207
5	CDP Financial Inc.	2.750%	3/7/22	22,500	23,371
5	CDP Financial Inc.	3.150%	7/24/24	1,750	1,910
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,400	1,526
	Corp. Andina de Fomento	2.200%	7/18/20	2,307	2,308
	Corp. Andina de Fomento	2.125%	9/27/21	1,000	1,008
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	10,144
	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	1,500	1,509
5	CPPIB Capital Inc.	2.750%	7/22/21	8,000	8,208
5,8	Dexia Credit Local SA	1.875%	9/15/21	10,000	10,162
5	Dexia Credit Local SA	2.375%	9/20/22	10,290	10,712
5	Dexia Credit Local SA	3.250%	9/26/23	50,000	54,340
	Emirate of Abu Dhabi	2.500%	10/11/22	17,000	17,558
5	Emirate of Abu Dhabi	2.125%	9/30/24	12,100	12,497
5	Emirate of Abu Dhabi	2.500%	4/16/25	7,000	7,353
	Equinor ASA	3.150%	1/23/22	3,000	3,121
	Equinor ASA	2.650%	1/15/24	2,000	2,127
	Equinor ASA	1.750%	1/22/26	5,000	5,115
	Export-Import Bank of Korea	4.000%	1/29/21	5,200	5,297
	Export-Import Bank of Korea	3.000%	11/1/22	2,400	2,522
	Harvest Operations Corp.	3.000%	9/21/22	6,000	6,254
5	Harvest Operations Corp.	4.200%	6/1/23	2,000	2,179
	IDB Trust Services Ltd.	2.393%	4/12/22	25,625	26,320
6	Industrial & Commercial Bank of China Ltd.,
	3M USD LIBOR + 0.750%	1.198%	11/8/20	4,500	4,499
	Inter-American Development Bank	2.125%	11/9/20	150	151
9	Japan Bank for International Cooperation	2.125%	11/16/20	12,500	12,557
9	Japan Bank for International Cooperation	3.125%	7/20/21	24,300	24,978
9	Japan Bank for International Cooperation	2.500%	5/23/24	5,000	5,361
	Kingdom of Saudi Arabia	2.375%	10/26/21	14,000	14,196
	Korea Development Bank	4.625%	11/16/21	2,315	2,434
	Korea Development Bank	3.000%	3/19/22	12,500	12,953
6	Korea Development Bank, 3M USD LIBOR +
	0.550%	0.868%	3/12/21	10,000	9,988
6	Korea Development Bank, 3M USD LIBOR +
	0.675%	0.991%	9/19/20	11,225	11,223
	Korea Hydro & Nuclear Power Co. Ltd.	4.750%	7/13/21	5,366	5,586
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	4,786	5,001
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	533	542
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	1,605	1,666

5	OMERS Finance Trust	1.125%	4/14/23	40,000	40,450
5	Ontario Teachers' Finance Trust	2.125%	9/19/22	20,000	20,716
5	Province of Alberta	1.750%	8/26/20	9,350	9,373
	Province of Manitoba	2.100%	9/6/22	1,400	1,449
	Province of Quebec	2.750%	8/25/21	6,350	6,524
	Republic of Chile	3.875%	8/5/20	23,000	23,057
7	Republic of Chile	1.625%	1/30/25	2,133	2,507
	Republic of Latvia	5.250%	6/16/21	4,000	4,152
	Republic of Lithuania	6.125%	3/9/21	26,180	27,147
5	Republic of Lithuania	6.125%	3/9/21	2,737	2,840
	Republic of Lithuania	6.625%	2/1/22	41,690	45,393
5	Republic of Lithuania	6.625%	2/1/22	5,717	6,225
	Republic of Poland	5.125%	4/21/21	1,350	1,399
	Republic of Poland	5.000%	3/23/22	20,630	22,127
	Sinopec Group Overseas Development 2012
	Ltd.	3.900%	5/17/22	268	280
	Sinopec Group Overseas Development 2017
	Ltd.	2.500%	9/13/22	300	307
	Slovak Republic	4.375%	5/21/22	58,542	62,100
	SoQ Sukuk A QSC	3.241%	1/18/23	358	375
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	5,542	5,681
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	3,630	4,004
	State of Israel	3.150%	6/30/23	2,000	2,135
	State of Kuwait	2.750%	3/20/22	16,244	16,737
	State of Qatar	4.500%	1/20/22	6,000	6,310
	State of Qatar	3.875%	4/23/23	10,734	11,508
	State of Qatar	3.375%	3/14/24	16,200	17,350
5	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,204
Total Sovereign Bonds (Cost $676,182)					697,444
				Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
10	Vanguard Market Liquidity Fund (Cost
	$82,813)	0.227%		828,136	82,814
Total Investments (100.3%) (Cost $7,506,781)					7,685,541
Other Assets and Liabilities -Net (-0.3%)					(22,842)
Net Assets (100%)					7,662,699
Cost is in ($000)

1 Security value determined using significant unobservable inputs.
2 Securities with a value of $27,158,000 have been segregated as initial margin for open centrally cleared swap contracts.
3 Securities with a value of $1,904,000 have been segregated as initial margin for open futures contracts.
4 The average or expected maturity is shorter than the final maturity shown because of t he possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may b e sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $1,589,540,000, representing 20.7% of net assets.
7 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8 Face amount denominated in euro.
9 Guaranteed by multiple countries.

10 Guaranteed by the Government of Japan.

LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)
							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note				September 2020	2,777	613,240	383
30-Year U.S. Treasury Bond				September 2020	71	12,678	39
5-Year U.S. Treasury Note				September 2020	20	2,515	—
							422
Short Futures Contracts
Euro-Bobl				September 2020	(14)	(2,123)	(13)
10-Year U.S. Treasury Note				September 2020	(124)	(17,257)	15
Ultra 10-Year U.S. Treasury Note				September 2020	(188)	(29,607)	(96)
							(94)
							328

Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement				Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Deutsche Bank
AG	7/15/20	USD	2,458	EUR	2,176	12	—
J.P. Morgan
Securities LLC	7/15/20	USD	2	EUR	2	—	—
BNP Paribas	7/15/20	USD	2	EUR	2	—	—
J.P. Morgan
Securities LLC	7/15/20	USD	2	EUR	1	—	—
						12	—

.EUR—euro.
USD—U.S. dollar.

Institutional Short-Term Bond Fund

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notionial	Received		Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection
Purchased
State of Qatar	6/20/22	BOANA	2,720	(1.000)	(37)	13	—	(50)
State of Qatar	6/20/22	CITNA	5,280	(1.000)	(71)	25	—	(96)
					(108)	38	—	(146)
1 Periodic premium received/paid quarterly.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation)
Termination Date	Date[1]	($000)	(%)	(%)	($000)	($000)
9/16/21	9/16/20	79,346	0.250	(0.000)	13	44
9/16/22	9/16/20	240,783	(0.500)	0.000	(1,387)	(231)
9/18/23	9/16/20	153,735	(0.500)	0.000	(1,252)	(218)
9/16/24	9/16/20	85,182	(0.500)	0.000	(769)	(163)
9/16/25	9/16/20	84,044	(0.500)	0.000	(671)	(165)
9/16/27	9/16/20	40,888	(0.750)	0.000	(764)	(90)
					(4,830)	(823)

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Institutional Short-Term Bond Fund

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the

Institutional Short-Term Bond Fund

swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain
(loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

Institutional Short-Term Bond Fund

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobserv able inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June
30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	680,981	—	680,981
Asset-Backed/Commercial Mortgage-Backed
Securities	—	3,469,491	5,699	3,475,190
Corporate Bonds	—	2,749,112	—	2,749,112
Sovereign Bonds	—	697,444	—	697,444
Temporary Cash Investments	82,814	—	—	82,814
Total	82,814	7,597,028	5,699	7,685,541
Derivative Financial Instruments
Assets
Futures Contracts[1]	112	—	—	112
Forward Currency Contracts	—	12	—	12
Swap Contracts	73 [1]	—	—	73
Total	185	12	—	197
Liabilities
Futures Contracts[1]	105	—	—	105
Swap Contracts	53 [1]	146	—	199
Total	158	146	—	304
1 Represents variation margin on the last day of the reporting period.